S C H E D U L E O F I N V E S T M E N T S

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

COMMON STOCK
Australia — 6.4%
Charter Hall Group [1]	53,521	$439
Coronado Global Resources Inc., Class CDI	376,491	452
CSR Ltd.	94,562	425
Eagers Automotive Ltd.	45,217	446
GrainCorp Ltd., Class A	152,404	757
Helia Group Ltd.	171,709	509
JB Hi-Fi Ltd.	50,540	1,826
Metcash Ltd.	364,164	866
Perenti Ltd. [2]	602,660	427
Pro Medicus Ltd.	7,991	522
Seven Group Holdings Ltd.	22,530	566
Super Retail Group Ltd.	46,842	504
Whitehaven Coal Ltd.	338,592	1,717

		9,456

Austria — 1.1%
Raiffeisen Bank International AG	80,157	1,652

Belgium — 0.6%
Proximus SADP	99,714	937

Brazil — 1.4%
Cia de Saneamento de Minas Gerais Copasa MG	178,783	754
Cia de Saneamento do Parana [2]	76,600	460
Fleury SA [2]	103,000	382
Petroreconcavo S	94,500	423

		2,019

Canada — 5.9%
AGF Management Ltd., Class B	259,754	1,511
Celestica Inc. [2]	49,471	1,449
Enerplus Corp.	33,200	509
Finning International Inc.	19,106	553
Parex Resources Inc.	82,835	1,560
Russel Metals Inc.	50,951	1,731
Vermilion Energy Inc.	41,400	499
Whitecap Resources Inc.	124,000	830

		8,642

China — 1.3%
FinVolution Group ADR	378,813	1,856

Denmark — 0.5%
D/S Norden A/S	14,987	712

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Finland — 0.8%
Outokumpu OYJ	232,851	$1,153

Germany — 0.8%
HOCHTIEF AG	4,027	446
Suedzucker AG	22,618	354
Wuestenrot & Wuerttembergische AG	24,644	363

		1,163

Hong Kong — 0.5%
Kerry Properties Ltd.	406,665	744

India — 7.4%
Birlasoft Ltd.	84,170	729
CESC Ltd.	442,605	705
Chennai Petroleum Corp. Ltd.	53,173	445
Escorts Kubota Ltd.	10,574	379
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	43,127	390
KPIT Technologies Ltd.	157,086	2,858
LIC Housing Finance Ltd. [2]	105,325	678
NCC Ltd.	328,812	659
Oberoi Realty Ltd.	23,465	407
Poonawalla Fincorp Ltd.	109,915	575
Power Finance Corp. Ltd.	565,068	2,598
Redington Ltd.	195,200	415

		10,838

Indonesia — 0.6%
Indo Tambangraya Megah Tbk PT	502,100	836

Israel — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	259,687	354

Italy — 4.4%
Banca Monte dei Paschi di Siena SpA [2]	146,952	494
BPER Banca	721,332	2,410
Buzzi SpA	13,466	409
Iveco Group NV [2]	143,228	1,288
Unipol Gruppo SpA	312,480	1,781

		6,382

Japan — 24.7%
Adastria Co. Ltd.	39,400	971
Alfresa Holdings Corp.	25,400	432
Amada Co. Ltd.	56,000	584
BIPROGY Inc.	14,600	457
COMSYS Holdings Corp.	17,000	375

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Credit Saison Co. Ltd.	108,300	$1,997
Daicel Corp.	41,400	401
Daido Steel Co. Ltd.	63,500	676
Daiwabo Holdings Co. Ltd.	29,100	637
Dexerials Corp.	18,400	538
Ebara Corp.	12,100	716
EDION Corp.	42,000	468
Electric Power Development Co. Ltd.	139,600	2,266
Fujikura Ltd.	116,700	898
GungHo Online Entertainment Inc.	42,300	705
Hanwa Co. Ltd.	19,100	677
Horiba Ltd.	4,700	368
IDOM Inc.	69,600	479
JAFCO Group Co. Ltd.	28,800	337
Japan Petroleum Exploration Co. Ltd.	12,200	453
JGC Holdings Corp.	67,900	784
JTEKT Corp.	47,300	400
Kansai Paint Co. Ltd.	38,500	658
Lawson Inc.	14,900	770
Medipal Holdings Corp.	26,300	426
Mitsubishi Motors Corp.	798,300	2,542
Mixi Inc.	40,300	675
NHK Spring Co. Ltd.	53,700	456
Nippon Shinyaku Co. Ltd.	12,400	439
NS United Kaiun Kaisha Ltd.	22,800	775
Sankyo Co. Ltd.	35,600	2,076
Sanwa Holdings Corp.	26,400	400
SCREEN Holdings Co. Ltd.	17,200	1,455
SKY Perfect JSAT Holdings Inc.	119,900	594
Sojitz Corp.	111,700	2,523
Sumitomo Rubber Industries Ltd.	34,400	374
Suzuken Co. Ltd.	13,300	440
Tokyo Steel Manufacturing Co. Ltd.	91,900	1,127
Tokyo Tatemono Co. Ltd.	59,100	885
Tokyu Fudosan Holdings Corp.	139,600	893
Toyo Suisan Kaisha Ltd.	7,500	387
Toyo Tire Corp.	37,000	619
Transcosmos Inc.	21,500	460
Valor Co. Ltd.	13,300	230
Yamada Holdings Co. Ltd.	214,800	668
Yamato Kogyo Co. Ltd.	6,800	359
Yamazaki Baking Co. Ltd.	16,600	379

		36,229

Norway — 1.3%
Europris ASA	72,316	546

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Norway — (continued)
Hafnia Ltd.	108,648	$751
MPC Container Ships ASA	436,512	573

		1,870

Saudi Arabia — 0.3%
Jamjoom Pharmaceuticals Factory Co.	16,618	506

Singapore — 1.5%
Golden Agri-Resources Ltd.	2,649,300	522
Mapletree Industrial Trust [1]	214,900	409
Sembcorp Industries Ltd.	209,500	843
Yangzijiang Shipbuilding Holdings Ltd.	341,900	386

		2,160

South Korea — 5.7%
BNK Financial Group Inc.	74,749	413
DB HiTek Co. Ltd.	13,797	625
Hanwha Corp.	39,410	786
Hanwha Systems Co. Ltd.	30,481	410
HD Hyundai Electric Co. Ltd.	6,554	417
Hyundai Marine & Fire Insurance Co. Ltd.	42,580	1,022
Hyundai Wia Corp.	9,640	485
JB Financial Group Co. Ltd.	68,759	606
LOTTE Fine Chemical Co. Ltd.	9,501	427
LS Corp.	10,521	757
LX INTERNATIONAL CORP.	52,947	1,205
OCI Holdings Co. Ltd.	7,520	617
Youngone Corp.	15,755	556

		8,326

Spain — 2.4%
Acerinox S.A.	34,095	401
Banco de Sabadell S.A.	1,313,284	1,614
Cia de Distribucion Integral Logista Holdings S.A.	24,147	652
Indra Sistemas S.A.	25,987	402
Merlin Properties Socimi SA [1]	42,443	471

		3,540

Sweden — 1.8%
Elekta AB, Class B	63,057	515
SSAB AB, Class B	285,509	2,182

		2,697

Switzerland — 0.3%
Accelleron Industries AG	12,495	390

Taiwan — 10.1%
Arcadyan Technology Corp.	97,000	539

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Taiwan — (continued)
Chicony Electronics Co. Ltd.	79,000	$450
Compeq Manufacturing Co. Ltd.	311,000	716
Elan Microelectronics Corp.	75,000	397
Gold Circuit Electronics Ltd.	172,000	1,222
International Games System Co. Ltd.	32,000	755
King Yuan Electronics Co. Ltd.	623,000	1,723
Makalot Industrial Co. Ltd.	57,000	658
Powertech Technology Inc.	125,000	574
Radiant Opto-Electronics Corp.	598,000	2,592
Simplo Technology Co. Ltd.	210,000	2,874
Sino-American Silicon Products Inc.	172,000	1,099
Supreme Electronics Co. Ltd.	287,417	567
T3EX Global Holdings Corp.	245,000	692

		14,858

Thailand — 1.5%
AP Thailand PCL	1,227,100	406
Regional Container Lines PCL	1,423,300	1,008
Sansiri PCL	14,052,600	728

		2,142

Turkey — 4.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	131,852	615
Dogus Otomotiv Servis ve Ticaret AS	81,806	713
Enerjisa Enerji AS	584,429	903
Is Gayrimenkul Yatirim Ortakligi AS [1,2]	601,518	317
Migros Ticaret AS	74,755	850
Sok Marketler Ticaret AS	1,032,304	1,890
Turk Traktor ve Ziraat Makineleri AS	47,302	1,143

		6,431

United Kingdom — 8.0%
B&M European Value Retail S.A.	314,275	2,244
Balfour Beatty PLC	91,653	387
British Land Co. PLC [1]	179,217	913
Centrica PLC	568,889	1,020
Computacenter PLC	10,021	357
Drax Group PLC	91,965	574
DS Smith PLC	69,409	272
Dunelm Group PLC	14,597	204
Harbour Energy PLC	116,772	459
Inchcape PLC	66,172	603
Intermediate Capital Group PLC	14,404	309
Investec PLC	33,938	230
JET2 PLC	35,726	569
Keller Group PLC	51,669	579
Marks & Spencer Group PLC [2]	297,555	1,033

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

United Kingdom — (continued)
OSB Group PLC	143,457	$850
Redde Northgate PLC	187,215	867
TUI AG [2]	35,069	274

		11,744

Total Common Stock
(Cost $118,452) — 93.9%		137,637

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	36,767	4,230

Total Exchange Traded Fund
(Cost $4,151) — 2.9%		4,230

PREFERENCE STOCK
Brazil — 1.1%
Bradespar SA	147,700	780
Metalurgica Gerdau SA, Class A	351,800	787

Total Preference Stock
(Cost $1,519) — 1.1%		1,567

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.283% *	2,669,336	2,669

Total Short-Term Investment
(Cost $2,669) — 1.8%		2,669

Total Investments — 99.7%
(Cost $126,791)		146,103

Other Assets in Excess of Liabilities — 0.3%		482

Net Assets — 100.0%		$146,585

*	The rate reported is the 7-day effective yield as of December 31, 2023.
1	Real Estate Investment Trust.
2	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$9,456	$—	$—	$9,456
Austria	1,652	—	—	1,652
Belgium	937	—	—	937
Brazil	2,019	—	—	2,019
Canada	8,642	—	—	8,642
China	1,856	—	—	1,856
Denmark	712	—	—	712
Finland	1,153	—	—	1,153
Germany	1,163	—	—	1,163
Hong Kong	744	—	—	744
India	10,838	—	—	10,838
Indonesia	836	—	—	836
Israel	—	354	—	354
Italy	6,382	—	—	6,382
Japan	36,229	—	—	36,229
Norway	1,870	—	—	1,870
Saudi Arabia	—	506	—	506
Singapore	2,160	—	—	2,160
South Korea	—	8,326	—	8,326
Spain	3,540	—	—	3,540
Sweden	2,697	—	—	2,697
Switzerland	390	—	—	390
Taiwan	14,858	—	—	14,858
Thailand	—	2,142	—	2,142
Turkey	6,431	—	—	6,431
United Kingdom	11,744	—	—	11,744

Total Common Stock	126,309	11,328	—	137,637

Exchange Traded Fund	4,230	—	—	4,230

Preference Stock Brazil	1,567	—	—	1,567

Total Preference Stock	1,567	—	—	1,567

Short-Term Investment	2,669	—	—	2,669

Total Investments in Securities	$134,775	$11,328	$—	$146,103

Amounts designated as “—” are $ 0 or are rounded to $0.

S C H E D U L E O F I N V E S T M E N T S (concluded)

December 31, 2023 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1900